UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  March 31, 2013
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY             May 15, 2013
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                  19
                                            ----------------------------

Form 13F Information Table Value Total:               $275,623
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------
                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

BANK OF AMERICA
CORPORATION            COM       060505104    26,122     2,144,635    SH                SOLE                 2,144,635

                       SPONSORED
BP PLC                 ADR       055622104    34,332     810,670      SH                SOLE                   810,670

CISCO SYS INC          COM       17275R102    3,512      168,100      SH                SOLE                   168,100

DHT HOLDINGS INC       SHS NEW   Y2065G121    1,625      339,874      SH                SOLE                   339,874

ELLINGTON FINANCIAL
LLC                    COM       288522303    4,534      183,210      SH                SOLE                   183,210

                       SHS
ENSCO PLC              CLASS A   G3157S106    71,400     1,190,000    SH                SOLE                 1,190,000

GENERAL ELECTRIC CO    COM       369604103    17,442     754,400      SH                SOLE                   754,400

GENERAL MTRS CO        COM       37045V100    8,829      317,356      SH                SOLE                   317,356

                       *W EXP
GENERAL MTRS CO        07/10/201 37045V118    1,553      83,687       SH                SOLE                    83,687

                       *W EXP
GENERAL MTRS CO        07/10/201 37045V126    987        83,687       SH                SOLE                    83,687

HARTFORD FINL SVCS
GROUP INC              COM       416515104    18,855     730,800      SH                SOLE                   730,800



       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------
                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE


HEWLETT PACKARD CO     COM       428236103    3,576      150,000      SH                SOLE                   150,000

ISTAR FINL INC         COM       45031U101    14,536     1,334,803    SH                SOLE                 1,334,803

KKR FINL HLDGS LLC     COM       48248A306    4,647      419,800      SH                SOLE                   419,800

LIFEPOINT HOSPITALS
INC                    COM       53219L109    6,164      127,201      SH                SOLE                   127,201

NGP CAP RES CO         COM       62912R107    6,149      864,829      SH                SOLE                   864,829

                       SPONSORED
STATOIL ASA            ADR       85771P102    26,984     1,096,000    SH                SOLE                 1,096,000

TEEKAY CORPORATION     COM       Y8564W103    7,257      201,800      SH                SOLE                   201,800

XL GROUP PLC           SHS       G98290102    17,119     564,990      SH                SOLE                   564,990




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